FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Probable
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	R$ 2,188
Net exposure in us dollars hedge short position	(1,582)
Net exposure in copper risk	0
Net exposure in IPCA	0
Net exposure in IPCA in Euribor drop risk	0
Net exposure in hedge CDI position	(28,462)
Total net exposure in each scenario	(27,856)
Net effect on changes in current fair value	0
Probable | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	141,493
Probable | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(140,174)
Probable | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	869
Probable | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	351,379
Probable | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(432,197)
Probable | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	79,236
Probable | Copper Hedge (liabilities position) derivatives of High Copper risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in copper risk	(72,868)
Probable | Debt risk of a fall in copper prices
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in copper risk	72,868
Probable | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	37,528
Probable | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(37,528)
Probable | Hedge (active position) derivatives risk of Euribor drop
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA in Euribor drop risk	5,956
Probable | Debt risk of euribor increase
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA in Euribor drop risk	(5,956)
Probable | Hedge US$ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	3,721
Probable | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(32,183)
25% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	2,735
Net exposure in us dollars hedge short position	(1,977)
Net exposure in copper risk	0
Net exposure in IPCA	0
Net exposure in IPCA in Euribor drop risk	0
Net exposure in hedge CDI position	(36,500)
Total net exposure in each scenario	(35,742)
Net effect on changes in current fair value	(7,886)
25% depreciation | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	176,866
25% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(175,217)
25% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	1,086
25% depreciation | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	439,224
25% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(540,246)
25% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	99,045
25% depreciation | Copper Hedge (liabilities position) derivatives of High Copper risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in copper risk	(91,084)
25% depreciation | Debt risk of a fall in copper prices
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in copper risk	91,084
25% depreciation | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	25,925
25% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(25,925)
25% depreciation | Hedge (active position) derivatives risk of Euribor drop
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA in Euribor drop risk	7,445
25% depreciation | Debt risk of euribor increase
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA in Euribor drop risk	(7,445)
25% depreciation | Hedge US$ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	3,728
25% depreciation | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(40,228)
50% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	3,283
Net exposure in us dollars hedge short position	(2,373)
Net exposure in copper risk	0
Net exposure in IPCA	0
Net exposure in IPCA in Euribor drop risk	0
Net exposure in hedge CDI position	(44,537)
Total net exposure in each scenario	(43,627)
Net effect on changes in current fair value	(15,771)
50% depreciation | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	212,239
50% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(210,260)
50% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	1,304
50% depreciation | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	527,069
50% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(648,296)
50% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	118,854
50% depreciation | Copper Hedge (liabilities position) derivatives of High Copper risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in copper risk	(136,627)
50% depreciation | Debt risk of a fall in copper prices
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in copper risk	136,627
50% depreciation | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	16,072
50% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(16,072)
50% depreciation | Hedge (active position) derivatives risk of Euribor drop
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA in Euribor drop risk	11,168
50% depreciation | Debt risk of euribor increase
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA in Euribor drop risk	(11,168)
50% depreciation | Hedge US$ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	3,737
50% depreciation | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	R$ (48,274)